Sales - Other operating income components (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Income from universal service	€ 8	€ 10	€ 18
Late-payment fees on trade receivables	32	58	45
Brand and management fees	14	24	93
Tax credits and subsidies	40	70	39
Proceeds from the disposal of fixed assets	88	126	58
Net banking income	76	21
Other income	443	430	389
Total	€ 701	€ 739	€ 642